INCOME TAXES (Reconciliation Of Statutory Tax Rate To Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Loss before taxes on income	$ (6,292)	$ (2,905)	$ (6,093)
Statutory tax rate	26.50%	26.50%	25.00%
Theoretical tax benefits on the above amount at the Israeli statutory tax rate	$ (1,667)	$ (770)	$ (1,523)
Difference in basis of measurement for tax purpose	(1,938)	4,853	1,288
Change in valuation allowance, net	3,484	(6,784)	(969)
Non-deductible stock-based compensation	1,001	1,215	1,485
Non-deductible expenses	106	355	492
State deferred taxes	$ 253	$ 174	2,363
Decrease in taxes resulting from tax settlement with tax authorities			(8,925)
Dffference in tax rates	$ (1,846)	$ 658	(3,108)
Tax contingencies	131	60	$ (111)
Tax credits	82	(491)
Impairment charges	$ 840	1,216
Withholding taxes		1,386	$ 1,441
Return to provision	$ (443)	227	(16)
Other	45	196	(57)
Taxes on income (tax benefit)	$ 48	$ 2,295	$ (7,640)